Dividends - Narrative (Details)	Sep. 14, 2020 $ / shares	Sep. 08, 2020 day	Aug. 04, 2020 $ / shares
Disclosure of classes of share capital [line items]
Quarterly dividends paid, average of market exchange rates, number of days (day) | day		4
Ordinary Shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (USD per share)			$ 0.0525
American Depositary Share
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (USD per share)	$ 0.315